Derivative financial instruments	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about hedges [abstract]
Derivative financial instruments
21. Derivative financial instruments
(1) Undesignated derivative financial instruments
Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and Toyota is unable to or has elected not to apply hedge accounting. Toyota does not use derivatives for speculation or trading.
(2) Fair value and gain and losses of derivatives

The fair values of the derivatives as of April 1, 2019, March 31, 2020 and 2021 are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	74,971	105,724	37,852
Non-current assets
- Other financial assets	114,642	372,786	236,023

Total	189,613	478,510	273,876

Foreign exchange forward and option contracts
Current assets
- Other financial assets	10,720	25,316	8,488
Non-current assets
- Other financial assets	—	—	—

Total	10,720	25,316	8,488

Total derivative assets	200,333	503,826	282,364

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(28,911)	(76,568)	(89,681)
Non-current liabilities
- Other financial liabilities	(189,157)	(343,557)	(226,434)

Total	(218,068)	(420,125)	(316,115)

Foreign exchange forward and option contracts
Current liabilities
- Other financial liabilities	(13,847)	(17,245)	(109,865)
Non-current liabilities
- Other financial liabilities	—	—	—

Total	(13,847)	(17,245)	(109,865)

Total derivative liabilities	(231,915)	(437,369)	(425,980)

The amount of underlying notional of derivatives as of April 1, 2019, March 31, 2020 and 2021 are as
follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	21,001,883	20,310,018	21,453,268
Foreign exchange forward and option contracts	4,005,578	3,916,824	4,884,400

Total	25,007,461	24,226,842	26,337,668

Undesignated derivative financial instruments are used to manage economic risks of fluctuations in foreign currency exchange rates and interest rates of certain receivables and payables. Those economic risks are offset by changes in the fair value of undesignated derivative financial instruments.
The gain (loss) on derivative transactions
as of March 31, 2020 and 2021 were ¥13,419 million and ¥588
million, respectively. The amounts are included in cost of financial services and foreign exchange gain (loss), net.
Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statement of cash flows.

(3) Credit risk related contingent features
Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.
The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral as of April 1, 2019, March 31, 2020 and 2021 is ¥4,126 million, ¥6,750 million and ¥35,148 million,
 respectively. The aggregate fair value amount of assets that are already posted as cash collateral as of April 1, 2019, March 31, 2020 and 2021 is ¥105,460 million, ¥230,830 million and ¥75,394 million, respectively. If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is
¥35,148
million as of March 31, 2021. See note 23 to offsetting financial assets and financial liabilities.